Annual Total Returns - BlackRock Pennsylvania Municipal Bond Fund (Investor A, Investor C and Institutional) [BarChart] - Investor A, Investor C and Institutional - BlackRock Pennsylvania Municipal Bond Fund - Institutional Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2010	0.61%
Annual Return 2011	13.62%
Annual Return 2012	9.37%
Annual Return 2013	(5.58%)
Annual Return 2014	12.52%
Annual Return 2015	4.00%
Annual Return 2016	0.21%
Annual Return 2017	5.77%
Annual Return 2018	0.71%
Annual Return 2019	6.48%